UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	2/29/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential National Muni Fund, Inc.

SEMIANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential National Muni Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 29, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

April 15, 2016

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	3.42	3.04	30.34	49.87
Class B	3.22	2.79	28.71	46.19
Class C	3.05	2.29	25.56	40.87
Class Z	3.55	3.37	31.98	53.68
Barclays Municipal Bond Index	3.62	3.95	30.41	59.17
Lipper General & Insured Municipal Debt Funds Average	3.39	3.21	32.01	49.50

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–0.75	4.75	3.83
Class B		–1.86	5.19	4.00
Class C		1.64	4.82	3.61
Class Z		3.64	5.87	4.52
Barclays Municipal Bond Index		3.98	5.59	4.86
Lipper General & Insured Municipal Debt Funds Average		3.49	5.80	4.19

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Municipal Bond Index—The Barclays Municipal Bond Index (the Index) is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General & Insured Municipal Debt Funds Average—The Lipper General & Insured Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential National Muni Fund, Inc.	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
AAA	15.8
AA	47.5
A	24.4
BBB	7.5
BB	0.8
B	2.0
CCC	0.9
CC	0.2
C	0.0
Not Rated	0.1
Cash/Cash Equivalents	0.8
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/29/16
	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	0.27	1.32	2.19	2.33	1.32	2.19	2.33
Class B	0.25	1.12	1.85	1.98	1.12	1.85	1.98
Class C	0.22	0.62	1.03	1.10	0.62	1.03	1.10
Class Z	0.29	1.62	2.68	2.86	1.62	2.68	2.86

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential National Muni Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,034.20	0.85%	$4.30
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class B	Actual	$1,000.00	$1,032.20	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52
Class C	Actual	$1,000.00	$1,030.50	1.60%	$8.08
	Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02
Class Z	Actual	$1,000.00	$1,035.50	0.60%	$3.04
	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182
days	in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ending
August	31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.85	0.85
B	1.10	1.10
C	1.60	1.60
Z	0.60	0.60

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments (unaudited)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

Alabama 0.3%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$548,825
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250	10/01/48	500	555,960
Lower Alabama Gas Dist. Rev., Ser. A	5.000	09/01/46	1,000	1,167,460

				2,272,245

Arizona 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500	01/01/38	2,500	2,667,450
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250	10/01/28	2,000	2,247,080
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000	07/01/39	5,000	5,555,750
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000	09/01/29	2,000	2,099,060
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000	01/01/39	5,000	5,494,750
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	1,910	2,249,445
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,070	3,626,990

				23,940,525

California 15.3%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000	09/01/24	5,500	6,908,275
Anaheim Pub. Fin. Auth. Lease Rev., Sub. Pub. Impvts. Proj., Ser. C, AGM	6.000	09/01/16	3,525	3,622,255
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100	06/01/28	1,250	1,249,900
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000	11/15/36	1,000	1,125,860
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000	08/15/54	1,000	1,146,020
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000	11/15/36	2,000	2,299,500
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. A	5.000	11/15/46	1,500	1,736,460
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250	08/15/31	1,000	1,190,140
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,384,063
California St., GO	5.000	03/01/45	3,000	3,493,590
California St., GO	5.250	11/01/40	1,250	1,458,262
California St., GO, Rfdg.	5.000	08/01/45	1,500	1,756,695
California St., Infra. & Econ. Dev. Bank, Walt Dis. Fam. Musm.	5.250	02/01/38	3,000	3,226,140

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California St., Univ. Rev., Ser. A	5.000%	11/01/37	1,250	$1,453,387
California St., Var. Purp., GO	5.000	10/01/29	2,000	2,266,160
California St., Var. Purp., GO	5.000	09/01/41	4,250	4,892,430
California St., Var. Purp., GO	5.000	10/01/41	1,250	1,441,625
California St., Var. Purp., GO	5.000	04/01/42	7,000	8,055,110
California St., Var. Purp., GO	5.000	10/01/44	2,500	2,911,025
California St., Var. Purp., GO	5.250	04/01/35	1,250	1,473,925
California St., Var. Purp., GO	5.500	11/01/39	1,000	1,146,620
California St., Var. Purp., GO	6.000	03/01/33	1,500	1,780,110
California St., Var. Purp., GO	6.000	04/01/38	3,500	4,019,400
California St., Var. Purp., GO	6.000	11/01/39	2,000	2,349,360
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000	11/01/40	2,100	2,319,345
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000	08/15/42	3,000	3,590,460
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000	08/01/40	1,250	1,447,513
Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A-1	4.500	06/01/27	2,070	2,076,645
Golden St. Tob. Secur. Corp., Rev. Rfdg., Enhanced Asset-Bkd., Ser. A, AMBAC, CABS (Converted to 4.600% on 6/1/10)	4.600	06/01/23	2,000	2,142,040
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000	11/15/35	1,140	1,335,487
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250	11/15/19	1,000	1,117,630
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500	11/15/37	1,000	1,254,870
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000	05/15/38	2,500	2,823,675
Los Angeles Calif. Dept. of Wtr. & Pwr., Sys., Ser. B	5.000	07/01/34	2,500	2,960,775
M-S-R Energy Auth., Calif., Ser. A	6.500	11/01/39	2,000	2,791,060
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.710(a)	08/01/25	2,000	1,413,860
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000	05/01/33	1,750	1,966,772
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,175,700
San Diego Cmnty. College Dist., Election 2006, GO	5.000	08/01/41	1,500	1,744,575
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000	07/01/43	2,000	2,213,040
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, Rfdg., AMT	5.250	05/01/33	1,000	1,156,050
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. F, Rfdg., AMT	5.000	05/01/28	1,635	1,891,989
San Francisco City & Cnty. Airports Commission, Ser. A, Rfdg., AMT	5.000	05/01/44	2,000	2,232,600
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625	01/01/29	1,000	1,129,420

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(b)	5.750%	05/15/34	750	$868,688
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(b)	5.500	08/01/33	2,000	2,232,120
Walnut Energy Ctr. Auth., Rev., Rfdg.	5.000	01/01/34	800	937,840

				105,208,466

Colorado 2.8%
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000	09/01/34	1,500	1,558,965
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000	01/15/45	2,500	2,534,600
Colorado Hlth. Facs. Auth. Rev., Valley View Hosp. Assoc. Proj.	5.000	05/15/45	1,000	1,123,050
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000	11/15/25	10,000	10,324,800
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250	11/15/22	1,000	1,185,760
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000	06/01/27	1,500	1,691,310
University Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(b)	5.375	06/01/32	1,000	1,145,840

				19,564,325

Connecticut 0.4%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375	09/01/28	1,000	1,121,750
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,398,675

				2,520,425

District of Columbia 3.7%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(b)	5.750	10/01/39	5,000	5,744,500
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	600	690,840
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000	07/01/43	850	984,053
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000	07/01/48	725	834,287
Dist. of Columbia, Ser. E, BHAC, GO	5.000	06/01/28	5,000	5,433,950
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A (Pre-refunded date 10/01/18)(b)	5.500	10/01/39	2,000	2,243,660
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000	10/01/31	2,500	2,827,175
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000	10/01/44	1,000	1,112,770

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

District of Columbia (cont’d.)
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250%	10/01/27	1,000	$1,094,590
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000	10/01/25	3,000	3,425,940
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000	10/01/27	1,000	1,149,030

				25,540,795

Florida 10.2%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300	05/01/18	165	165,087
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000	10/01/45	3,000	3,350,820
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,687,395
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000	06/01/16	1,500	1,521,855
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250	06/01/17	1,000	1,057,980
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,410,888
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,198,050
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000	05/01/26	1,000	1,154,890
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	573,270
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,176,300
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000	07/01/23	5,185	5,754,883
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000	10/01/23	2,240	2,382,374
Halifax Hosp. Med. Ctr., Rev. Rfdg.	5.000	06/01/35	1,000	1,111,810
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.	5.550	05/01/36	180	179,091
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000	11/15/37	2,440	2,817,883
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rdfg., AGM	5.000	02/01/44	1,500	1,677,570
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT	5.500	10/01/24	2,665	2,967,797
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000	10/01/41	2,500	2,703,875
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AGM, AMT	5.250	10/01/26	5,000	5,317,350
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250	10/01/22	5,000	6,157,100
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000	10/01/40	1,000	1,101,560

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	$1,708,155
Orlando Util. Commn. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(b)	5.250	10/01/39	5,000	5,675,050
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000	10/01/22	3,065	3,143,004
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000	10/01/23	2,350	2,408,398
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000	12/01/31	500	570,685
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250	10/01/34	750	816,270
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250	04/01/39	2,500	2,823,100
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000	08/15/27	3,750	3,974,438
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000	11/15/33	3,000	3,430,260

				70,017,188

Georgia 2.4%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev. Rfdg., (Pre-refunded date 01/01/19)(b)	5.625	01/01/33	2,000	2,272,120
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000	01/01/30	3,250	3,926,715
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000	01/01/30	500	550,150
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500	01/01/33	750	802,920
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500	07/01/41	1,500	1,657,950
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250	09/01/39	5,000	5,619,700
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000	04/01/44	1,500	1,646,190

				16,475,745

Guam 0.1%
Territory of Guam Rev., Ser. D., Rfdg.	5.000	11/15/39	750	841,253

Hawaii 0.8%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500	07/01/40	1,000	1,115,180
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750	07/01/40	500	564,430
Hawaii St. Airports Sys. Rev., Ser. A, AMT	5.000	07/01/45	1,000	1,114,350
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,928,600

				5,722,560

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(b)	6.250%	12/01/33	1,000	$1,150,740

Illinois 9.7%
Chicago Brd. Edu., Dedicated Rev., Ser. F, Rfdg., GO	5.000	12/01/31	2,500	2,012,700
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500	01/01/41	1,000	1,203,970
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000	01/01/32	2,000	2,209,320
Chicago Rfdg., Rmkt., GO	5.000	01/01/19	750	778,470
Chicago Rfdg., Ser. C., GO	5.000	01/01/26	1,000	1,019,400
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000	01/01/29	5,000	5,294,650
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250	12/01/40	1,000	1,089,370
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000	01/01/39	2,000	2,164,600
Chicago Waterworks Rev., Second Lien, Rdfg.	5.000	11/01/32	1,295	1,397,642
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(b)	5.375	04/01/44	940	1,070,171
Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg.	5.375	04/01/44	1,060	1,157,297
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250	11/01/39	2,000	2,217,740
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500	11/01/39	1,500	1,703,190
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000	08/15/39	1,000	1,158,190
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000	05/01/28	1,500	1,734,210
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(b)	6.250	07/01/38	5,000	5,641,350
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B, Rfdg.	5.000	05/01/30	4,000	4,039,040
Illinois St., GO	5.000	05/01/39	1,000	1,049,860
Illinois St., GO	5.250	02/01/29	2,000	2,196,240
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,313,840
Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000	01/01/23	3,000	3,280,860
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000	01/01/38	3,125	3,488,250
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000	01/01/40	4,000	4,588,880
Illinois St. Toll Hwy. Auth. Rev., Ser. B (Pre-refunded date 01/01/18)(b)	5.500	01/01/33	2,000	2,177,000
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000	01/01/39	2,000	2,280,120
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.420(a)	12/15/34	10,000	4,397,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.550%(a)	06/15/37	7,500	$2,877,300
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000	06/01/28	1,250	1,495,113
Springfield Elec. Rev., Sr. Lien, Rdfg.	4.000	03/01/40	1,000	1,021,240

				67,057,013

Indiana 0.9%
Indiana St. Fin. Auth. Rev., Franciscan Alliance, Inc., Ser. A	4.000	11/01/51	2,500	2,505,450
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250	09/01/34	500	569,410
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250	09/01/40	750	839,393
Indiana St. Fin. Auth. Var. Duke Energy Indl., Ser. B	6.000	08/01/39	1,000	1,147,210
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750	01/01/38	1,000	1,132,010

				6,193,473

Kansas 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750	11/15/38	1,000	1,148,140
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000	09/01/45	2,170	2,455,637

				3,603,777

Kentucky 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375	06/01/40	3,500	4,021,255
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	563,520
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625	09/01/39	540	601,679

				5,186,454

Louisiana 1.5%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A (Pre-refunded date 04/01/19)(b)	5.375	04/01/31	1,000	1,138,810
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(b)	6.750	07/01/39	1,000	1,191,250
Louisiana Pub. Facs. Auth. Hosp. Rev., Ser. A, Rfdg.	5.000	07/01/39	2,000	2,286,820

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Louisiana (cont’d.)
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%	06/01/26	2,000	$2,256,800
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000	06/15/34	1,250	1,478,625
New Orleans Sewerage Serv. Rev.	5.000	06/01/45	500	559,670
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(c)	12/01/40	1,500	1,613,295

				10,525,270

Maryland 0.5%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000	07/01/40	2,000	2,234,440
Maryland Econ. Dev. Corp. Rev., University MD College Park Proj., Rfdg., AGM	5.000	06/01/43	500	565,710
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000	07/01/41	400	466,068

				3,266,218

Massachusetts 3.8%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500	07/01/27	1,325	1,765,589
Massachusetts Bay Trans. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(b)	5.250	07/01/34	575	636,289
Massachusetts Bay Trans. Auth. Rev., Unrefunded Assmt., Ser. A, Rfdg.	5.250	07/01/34	1,425	1,561,686
Massachusetts St. Cons. Ln., Ser. C, GO, AGM (Pre-refunded date 08/01/17)(b)	5.000	08/01/19	2,000	2,124,920
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375	07/01/41	5,000	5,682,250
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500	11/15/36	3,500	3,938,375
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500	02/15/28	3,000	3,930,480
Massachusetts St. Port Auth., Ser. A, AMT	5.000	07/01/42	1,000	1,115,240
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	5,000	5,206,200

				25,961,029

Michigan 1.1%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375	10/15/41	750	867,127
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare (Pre-refunded dated 05/15/18)(b)	5.750	05/15/38	1,000	1,110,090

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(b)	6.000%	08/01/39	2,000	$2,350,120
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000	12/01/18	1,500	1,639,530
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000	12/01/28	1,500	1,684,740

				7,651,607

Missouri 0.6%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., BJC Hlth. Sys.	5.000	01/01/44	3,500	3,998,750

Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125	07/01/34	3,000	3,348,210

New Jersey 5.3%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750	02/15/42	1,500	1,723,860
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800	03/01/21	2,615	3,182,272
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000	07/01/44	2,500	2,795,900
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000	07/01/41	500	597,425
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Rfdg.	5.000	07/01/39	1,000	1,139,380
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500	07/01/43	1,000	1,167,120
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500	07/01/38	2,000	2,245,620
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,169,180
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Pre-refunded date 01/01/17)(b)	5.150	01/01/35	3,000	3,117,390
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000	01/01/43	3,000	3,377,100
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500	12/15/23	3,000	3,447,210
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875	12/15/38	3,000	3,271,770
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500	06/15/31	1,000	1,093,870
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.500	06/01/23	5,330	5,404,513

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	3,000	$2,997,630

				36,730,240

New York 6.5%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375	07/15/43	750	868,815
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC	5.500	05/01/33	2,000	2,281,020
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(b)	6.000	05/01/33	1,000	1,161,520
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500	11/15/28	2,500	2,891,350
Metropolitan Trans. Auth. Rev., Ser. D	5.250	11/15/40	2,000	2,317,020
New York City, Ser. E, GO	5.000	08/01/17	6,000	6,380,940
New York City, Ser. I-1, GO	5.250	04/01/28	2,000	2,265,120
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750	06/15/40	1,000	1,109,620
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250	01/15/39	1,500	1,664,685
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250	07/15/37	3,000	3,520,440
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000	11/01/38	3,000	3,392,550
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	2,038,715
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000	07/01/21	1,685	1,944,086
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/20	2,100	2,449,776
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/21	2,000	2,387,920
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(b)	5.500	10/15/23	3,750	4,730,437
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	567,830
Utility Debt Sec. Auth. Rev., Ser. TE	5.000	12/15/41	2,585	3,022,046

				44,993,890

North Carolina 1.0%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC, ETM(b)	6.000	01/01/18	1,000	1,098,010

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

North Carolina (cont’d.)
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.400%	01/01/21	675	$776,581
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.500	01/01/18	2,635	2,917,314
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500	01/01/18	1,005	1,112,676
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(b)	6.000	01/01/26	650	827,521
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(b)	6.000	01/01/19	270	295,231

				7,027,333

North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875	07/01/26	1,000	1,092,970

Ohio 3.7%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	3,690	3,393,066
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	3,500	3,193,890
Franklin Cnty. Hosp. Facs. Rev.	4.125	05/15/45	2,000	2,061,800
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,083,040
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000	11/15/41	2,000	2,227,300
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/20	400	461,188
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,386,300
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250	12/01/34	400	472,560
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.200(a)	12/01/19	1,720	1,644,423
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000	11/15/41	750	900,803
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500	11/15/37	875	1,084,344
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	876,016
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500	10/01/20	620	697,450

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%	01/01/42	2,000	$2,233,780
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(b)	5.000	12/01/29	2,150	2,477,638

				25,193,598

Oklahoma 0.6%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000	02/15/42	1,500	1,654,020
Stillwater OK Util. Auth. Rev., Ser. A	5.000	10/01/39	1,865	2,157,768

				3,811,788

Oregon 0.6%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(b)	5.000	11/15/33	3,500	3,962,420

Pennsylvania 3.7%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375	12/01/41	2,700	3,068,631
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125	06/01/41	2,000	2,215,380
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000	06/01/44	3,000	3,375,000
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Hlth. Network	4.250	07/01/45	1,000	1,043,050
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625	12/01/18	2,500	2,508,025
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000	09/01/45	2,500	2,818,400
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000	12/01/38	1,000	1,130,750
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000	12/01/40	1,500	1,692,945
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000	12/01/45	7,000	7,891,940

				25,744,121

Puerto Rico 1.1%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750	07/01/37	1,260	860,051
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000	07/01/47	1,050	715,323
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, Rfdg., GO	5.500	07/01/39	2,000	1,245,120
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	1.110(c)	07/01/31	5,000	3,125,000

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%	08/01/42	2,885	$1,208,123
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250	08/01/40	750	466,927

				7,620,544

Rhode Island 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000	05/15/39	2,000	2,314,860
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	400	425,568

				2,740,428

South Carolina 1.4%
South Carolina Prt. Auth. Rev, AMT	4.000	07/01/45	1,000	1,010,880
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125	12/01/43	2,000	2,277,540
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750	12/01/43	3,000	3,633,930
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(b)	5.500	01/01/38	200	226,754
South Carolina Pub. Svc. Auth. Rev., Refunded, Ser. A, Rfdg.	5.500	01/01/38	2,300	2,604,198

				9,753,302

South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000	06/01/27	1,000	1,141,050
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,600	1,748,464

				2,889,514

Tennessee 0.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250	01/01/45	1,500	1,682,580
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	4.760(a)	01/01/35	1,000	394,620
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750	07/01/25	1,000	1,140,780
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,151,660
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/25	1,080	1,261,775

				5,631,415

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas 7.5%
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%	11/15/29	2,000	$2,293,080
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)	5.400	10/01/29	1,000	25,000
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(d)	5.400	05/01/29	1,500	37,500
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000	01/01/41	1,000	1,183,580
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,125,360
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,189,640
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,139,640
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000	11/01/35	5,000	5,614,600
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,200,480
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,702,935
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000	12/01/45	1,500	1,546,815
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000	11/01/36	3,000	3,484,620
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500	07/01/39	1,000	1,098,500
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000	07/01/25	575	655,052
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000	07/01/32	1,000	1,111,580
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000	07/01/32	2,000	2,270,020
Houston Util. Sys. Rev., Comb., 1st Lien, Ser. A, Rfdg., AGC	5.250	11/15/33	1,510	1,699,188
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250	05/15/28	2,000	2,198,380
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000	01/01/38	1,000	1,184,090
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250	01/01/39	1,500	1,695,030
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg. (Pre-refunded date 01/01/18)(b)	5.750	01/01/38	2,500	2,729,750
North Tex. Twy. Auth. Rev., Ser. B, Rfdg.	5.000	01/01/45	2,000	2,260,380
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500	09/01/41	1,000	1,182,180
North Tex. Twy. Auth. Rev., Sys. First Tier, Ser. A, Rfdg. (Pre-refunded 01/01/18)(b)	5.750	01/01/40	690	753,411
North Tex. Twy. Auth. Rev., Unrefunded Sys. First Tier, Ser. A, Rfdg	5.750	01/01/40	810	873,269
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(d)	6.150	08/01/22	1,000	25,000
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625	12/15/17	795	832,635
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	1.043(c)	12/15/26	1,500	1,393,020
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000	06/30/40	2,500	3,022,400

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%	06/30/43	500	$615,725
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000	12/31/38	1,500	1,879,920
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250	12/01/23	2,500	2,852,850

				51,875,630

Utah 0.8%
Intermountain Pwr Agcy., Utah Pwr., Supply Rev., Ser. A, Rfdg., AMBAC, ETM(b)	5.000	07/01/17	5,000	5,295,000

Virginia 0.6%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,000	2,256,460
Richmond Met. Auth. Expy. Rev., Rfdg., FGIC, NATL, ETM(b)	5.250	07/15/17	1,670	1,735,514

				3,991,974

Washington 3.3%
Port of Seattle Rev., Intermediate Lien, Rfdg., XLCA	5.000	02/01/28	3,000	3,011,610
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000	09/01/26	1,115	1,291,081
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000	02/01/24	2,500	2,897,950
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev.	5.750	12/01/35	625	703,269
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000	12/01/37	1,000	1,070,880
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	3,000,103
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500	07/01/30	1,115	1,268,915
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded date 10/01/16)(b)	5.000	10/01/36	85	87,323
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000	10/01/39	3,500	3,833,725
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(b)	5.625	10/01/38	1,250	1,460,037
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000	10/01/42	2,000	2,218,560

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(b)	6.250%	11/15/41	1,500	$1,888,050

				22,731,503

Wisconsin 0.3%
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750	05/01/33	2,000	2,290,500

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	566,605

TOTAL INVESTMENTS 97.9% (cost $618,333,110)(Note 5)				673,988,843
Other assets in excess of liabilities 2.1%				14,613,433

NET ASSETS 100.0%				$688,602,276

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corp.

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Co.

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guaranty

XLCA—XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond. Rate quoted represents effective yield at February 29, 2016.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

See Notes to Financial Statements.

26

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,272,245	$—
Arizona	—	23,940,525	—
California	—	105,208,466	—
Colorado	—	19,564,325	—
Connecticut	—	2,520,425	—
District of Columbia	—	25,540,795	—
Florida	—	70,017,188	—
Georgia	—	16,475,745	—
Guam	—	841,253	—
Hawaii	—	5,722,560	—
Idaho	—	1,150,740	—
Illinois	—	67,057,013	—
Indiana	—	6,193,473	—
Kansas	—	3,603,777	—
Kentucky	—	5,186,454	—
Louisiana	—	10,525,270	—
Maryland	—	3,266,218	—
Massachusetts	—	25,961,029	—
Michigan	—	7,651,607	—
Missouri	—	3,998,750	—
Nevada	—	3,348,210	—
New Jersey	—	36,730,240	—
New York	—	44,993,890	—
North Carolina	—	7,027,333	—
North Dakota	—	1,092,970	—
Ohio	—	25,193,598	—
Oklahoma	—	3,811,788	—
Oregon	—	3,962,420	—

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

	Level 1	Level 2	Level 3
Pennsylvania	$—	$25,744,121	$—
Puerto Rico	—	7,620,544	—
Rhode Island	—	2,740,428	—
South Carolina	—	9,753,302	—
South Dakota	—	2,889,514	—
Tennessee	—	5,631,415	—
Texas	—	51,875,630	—
Utah	—	5,295,000	—
Virginia	—	3,991,974	—
Washington	—	22,731,503	—
Wisconsin	—	2,290,500	—
Wyoming	—	566,605	—

Total	$—	$673,988,843	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2016 were as follows:

Transportation	23.6%
Healthcare	20.1
General Obligation	11.6
Power	8.3
Education	6.6
Special Tax/Assessment District	5.1
Water & Sewer	5.0
Other	4.8
Lease Backed Certificate of Participation	4.7
Tobacco	3.1
Other Muni	1.9
Corporate Backed IDB & PCR	1.8
Pre-Refunded	0.6
Solid Waste/Resource Recovery	0.4
Tobacco Appropriated	0.3

97.9
Other assets in excess of liabilities	2.1

100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of February 29, 2016, accordingly, no derivative positions are presented in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

28

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(17,265)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(40,933)

For the six months ended February 29, 2016, the Fund’s average value at trade date for futures contracts—short positions was $2,848,436.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Statement of Assets & Liabilities (unaudited)

as of February 29, 2016

Assets
Unaffiliated investments (cost $618,333,110)	$673,988,843
Cash	14,991,982
Deposit with broker for futures	229,000
Interest receivable	8,057,483
Receivable for Fund shares sold	543,952
Due from broker—variation margin futures	12,160
Prepaid expenses	3,441

Total assets	697,826,861

Liabilities
Payable for investments purchased	7,403,968
Payable for Fund shares reacquired	848,419
Dividends payable	298,772
Management fee payable	260,421
Accrued expenses	208,667
Distribution fee payable	153,499
Affiliated transfer agent fee payable	34,365
Deferred directors’ fees	16,474

Total liabilities	9,224,585

Net Assets	$688,602,276

Net assets were comprised of:
Common stock, at par	$451,734
Paid-in capital in excess of par	643,169,186

643,620,920
Undistributed net investment income	1,214,571
Accumulated net realized loss on investment transactions	(11,888,948)
Net unrealized appreciation on investments	55,655,733

Net assets, February 29, 2016	$688,602,276

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share
($601,023,939 ÷ 39,435,420 shares of common stock issued and outstanding)	$15.24
Maximum sales charge (4.00% of offering price)	0.64

Maximum offering price to public	$15.88

Class B
Net asset value, offering price and redemption price per share
($26,388,120 ÷ 1,726,434 shares of common stock issued and outstanding)	$15.28

Class C
Net asset value, offering price and redemption price per share
($30,326,043 ÷ 1,984,678 shares of common stock issued and outstanding)	$15.28

Class Z
Net asset value, offering price and redemption price per share
($30,864,174 ÷ 2,026,818 shares of common stock issued and outstanding)	$15.23

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Statement of Operations (unaudited)

Six Months Ended February 29, 2016

Net Investment Income
Income
Interest income	$15,068,826

Expenses
Management fee	1,615,118
Distribution fee—Class A	742,412
Distribution fee—Class B	66,399
Distribution fee—Class C	135,077
Transfer agent’s fees and expenses (including affiliated expenses of $73,200)	226,000
Custodian and accounting fees	60,000
Registration fees	38,000
Shareholders’ reports	25,000
Audit fee	17,000
Legal fees and expenses	13,000
Directors’ fees	12,000
Insurance expenses	4,000
Miscellaneous	16,898

Total expenses	2,970,904
Less: Custodian fee credit	(8,704)

Net expenses	2,962,200

Net investment income	12,106,626

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	602,608
Futures transactions	(17,265)

585,343

Net change in unrealized appreciation (depreciation) on:
Investments	10,016,978
Futures	(40,933)

9,976,045

Net gain on investment transactions	10,561,388

Net Increase In Net Assets Resulting From Operations	$22,668,014

See Notes to Financial Statements.

32

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$12,106,626	$25,601,450
Net realized gain (loss) on investment transactions	585,343	(973,496)
Net change in unrealized appreciation (depreciation) on investments	9,976,045	(11,236,474)

Net increase in net assets resulting from operations	22,668,014	13,391,480

Dividends from net investment income (Note 1)
Class A	(10,661,007)	(22,380,247)
Class B	(443,849)	(1,005,947)
Class C	(385,379)	(723,187)
Class Z	(554,905)	(911,196)

	(12,045,140)	(25,020,577)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,730,323	33,465,230
Net asset value of shares issued in reinvestment of dividends	10,104,697	20,704,072
Cost of shares reacquired	(29,556,623)	(79,775,570)

Net increase (decrease) in net assets from Fund share transactions	1,278,397	(25,606,268)

Total increase (decrease)	11,901,271	(37,235,365)

Net Assets:
Beginning of period	676,701,005	713,936,370

End of period(a)	$688,602,276	$676,701,005

(a) Includes undistributed net investment income of:	$1,214,571	$1,153,085

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Notes to Financial Statements (unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last

34

bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that

Prudential National Muni Fund, Inc.	35

Notes to Financial Statements (continued)

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

36

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements (continued)

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48% of the Fund’s average daily net assets for the six months ended February 29, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $167,041 in front-end sales charges resulting from sales of Class A shares, for the six months ended February 29, 2016. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2016, it received $192, $10,868 and $534 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

38

PI, PGIM, Inc. and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2016, were $53,300,494 and $59,202,679, respectively.

Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2016 were as follows:

Tax Basis	$616,483,451

Appreciation	65,122,948
Depreciation	(7,617,556)

Net Unrealized Appreciation	$57,505,392

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements (continued)

shareholders until net gains have been realized in excess of such losses. As of August 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$9,604,000

Pre-Enactment Losses:
Expiring 2016	$225,000
Expiring 2017	35,000
Expiring 2018	3,328,000
Expiring 2019	1,158,000

$4,746,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

40

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2016:
Shares sold	763,289	$11,583,799
Shares issued in reinvestment of dividends and distributions	590,967	8,957,757
Shares reacquired	(1,573,924)	(23,828,352)

Net increase (decrease) in shares outstanding before conversion	(219,668)	(3,286,796)
Shares issued upon conversion from other share class(es)	90,235	1,358,500
Shares reacquired upon conversion into other share class(es)	(89,101)	(1,346,121)

Net increase (decrease) in shares outstanding	(218,534)	$(3,274,417)

Year ended August 31, 2015:
Shares sold	1,357,312	$20,670,870
Shares issued in reinvestment of dividends and distributions	1,216,802	18,504,148
Shares reacquired	(4,256,496)	(64,586,118)

Net increase (decrease) in shares outstanding before conversion	(1,682,382)	(25,411,100)
Shares issued upon conversion from other share class(es)	117,252	1,778,456
Shares reacquired upon conversion into other share class(es)	(532,863)	(8,020,713)

Net increase (decrease) in shares outstanding	(2,097,993)	$(31,653,357)

Class B
Six months ended February 29, 2016:
Shares sold	16,071	$244,598
Shares issued in reinvestment of dividends and distributions	23,649	359,464
Shares reacquired	(62,208)	(944,038)

Net increase (decrease) in shares outstanding before conversion	(22,488)	(339,976)
Shares reacquired upon conversion into other share class(es)	(89,958)	(1,358,500)

Net increase (decrease) in shares outstanding	(112,446)	$(1,698,476)

Year ended August 31, 2015:
Shares sold	28,087	$430,684
Shares issued in reinvestment of dividends and distributions	52,533	801,369
Shares reacquired	(247,858)	(3,782,947)

Net increase (decrease) in shares outstanding before conversion	(167,238)	(2,550,894)
Shares reacquired upon conversion into other share class(es)	(116,869)	(1,778,456)

Net increase (decrease) in shares outstanding	(284,107)	$(4,329,350)

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements (continued)

Class C	Shares	Amount
Six months ended February 29, 2016:
Shares sold	399,868	$6,090,875
Shares issued in reinvestment of dividends and distributions	22,134	336,454
Shares reacquired	(131,489)	(1,992,913)

Net increase (decrease) in shares outstanding before conversion	290,513	4,434,416
Shares reacquired upon conversion into other share class(es)	(7,119)	(108,529)

Net increase (decrease) in shares outstanding	283,394	$4,325,887

Year ended August 31, 2015:
Shares sold	323,398	$4,934,206
Shares issued in reinvestment of dividends and distributions	41,084	626,266
Shares reacquired	(279,613)	(4,263,139)

Net increase (decrease) in shares outstanding before conversion	84,869	1,297,333
Shares reacquired upon conversion into other share class(es)	(11,545)	(176,340)

Net increase (decrease) in shares outstanding	73,324	$1,120,993

Class Z
Six months ended February 29, 2016:
Shares sold	184,856	$2,811,051
Shares issued in reinvestment of dividends and distributions	29,776	451,022
Shares reacquired	(184,623)	(2,791,320)

Net increase (decrease) in shares outstanding before conversion	30,009	470,753
Shares issued upon conversion from other share class(es)	96,360	1,454,650

Net increase (decrease) in shares outstanding	126,369	$1,925,403

Year ended August 31, 2015:
Shares sold	486,804	$7,429,470
Shares issued in reinvestment of dividends and distributions	50,842	772,289
Shares reacquired	(472,385)	(7,143,366)

Net increase (decrease) in shares outstanding before conversion	65,261	1,058,393
Shares issued upon conversion from other shares class(es)	545,285	8,197,053

Net increase (decrease) in shares outstanding	610,546	$9,255,446

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Fund had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075%

42

of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential National Muni Fund, Inc.	43

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(d)		2015	2014		2013	2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.00		$15.25	$14.21		$15.60	$14.67		$15.04
Income (loss) from investment operations:
Net investment income	.27		.56	.58		.57	.58		.61
Net realized and unrealized gain (loss) on investment transactions	.24		(.27)	1.03		(1.40)	.93		(.38)
Total from investment operations	.51		.29	1.61		(.83)	1.51		.23
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.54)	(.57)		(.56)	(.58)		(.60)
Net asset value, end of period	$15.24		$15.00	$15.25		$14.21	$15.60		$14.67
Total Return(a):	3.42%		1.93%	11.47%		(5.53)%	10.51%		1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$601,024		$594,949	$636,897		$633,370	$743,356		$712,894
Average net assets (000)	$597,195		$624,919	$632,625		$724,250	$728,734		$730,143
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement(c)	.85%	(e)	.84%	.84%		.82%	.84%		.84%
Expenses before waivers and/or expense reimbursement(c)	.85%	(e)	.87%	.89%		.87%	.89%		.89%
Net investment income	3.61%	(e)	3.66%	3.89%		3.67%	3.85%		4.20%
Portfolio turnover rate	8%	(b)(f)	15% (b)	9%	(b)	16% (b)	30%	(b)	12% (b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The portfolio turnover rate including variable rate demand notes was 8%, 15%, 12%, 25%, 47% and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(c)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

44

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(c)		2015	2014		2013	2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.05		$15.30	$14.26		$15.64	$14.71		$15.08
Income (loss) from investment operations:
Net investment income	.25		.53	.54		.53	.54		.57
Net realized and unrealized gain (loss) on investment transactions	.23		(.27)	1.03		(1.38)	.93		(.37)
Total from investment operations	.48		.26	1.57		(.85)	1.47		.20
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.51)	(.53)		(.53)	(.54)		(.57)
Net asset value, end of period	$15.28		$15.05	$15.30		$14.26	$15.64		$14.71
Total Return(a):	3.22%		1.68%	11.17%		(5.67)%	10.22%		1.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,388		$27,670	$32,479		$32,891	$35,275		$29,062
Average net assets (000)	$26,705		$30,215	$32,599		$36,454	$30,761		$29,821
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.10%	(d)	1.09%	1.09%		1.07%	1.09%		1.09%
Expenses before waivers and/or expense reimbursement	1.10%	(d)	1.09%	1.09%		1.07%	1.09%		1.09%
Net investment income	3.36%	(d)	3.41%	3.64%		3.43%	3.59%		3.95%
Portfolio turnover rate	8%	(b)(e)	15% (b)	9%	(b)	16% (b)	30%	(b)	12% (b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The portfolio turnover rate including variable rate demand notes was 8%, 15%, 12%, 25%, 47% and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(c)		2015	2014		2013	2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.04		$15.30	$14.25		$15.64	$14.71		$15.08
Income (loss) from investment operations:
Net investment income	.22		.44	.47		.45	.47		.51
Net realized and unrealized gain (loss) on investment transactions	.24		(.27)	1.04		(1.39)	.93		(.37)
Total from investment operations	.46		.17	1.51		(.94)	1.40		.14
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.43)	(.46)		(.45)	(.47)		(.51)
Net asset value, end of period	$15.28		$15.04	$15.30		$14.25	$15.64		$14.71
Total Return(a):	3.05%		1.12%	10.69%		(6.21)%	9.67%		1.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,326		$25,593	$24,900		$26,279	$32,917		$23,578
Average net assets (000)	$27,164		$25,478	$24,794		$33,348	$27,680		$22,705
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	(d)	1.59%	1.59%		1.57%	1.59%		1.50%
Expenses before waivers and/or expense reimbursement	1.60%	(d)	1.59%	1.59%		1.57%	1.59%		1.59%
Net investment income	2.86%	(d)	2.92%	3.14%		2.90%	3.09%		3.54%
Portfolio turnover rate	8%	(b)(e)	15% (b)	9%	(b)	16% (b)	30%	(b)	12% (b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The portfolio turnover rate including variable rate demand notes was 8%, 15%, 12%, 25%, 47% and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(c)		2015	2014		2013	2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.99		$15.24	$14.20		$15.58	$14.66		$15.03
Income (loss) from investment operations:
Net investment income	.29		.59	.61		.60	.62		.64
Net realized and unrealized gain (loss) on investment transactions	.24		(.26)	1.03		(1.38)	.92		(.37)
Total from investment operations	.53		.33	1.64		(.78)	1.54		.27
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.58)	(.60)		(.60)	(.62)		(.64)
Net asset value, end of period	$15.23		$14.99	$15.24		$14.20	$15.58		$14.66
Total Return(a):	3.55%		2.18%	11.75%		(5.24)%	10.73%		1.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,864		$28,490	$19,660		$19,286	$23,399		$18,618
Average net assets (000)	$29,045		$23,736	$18,061		$26,027	$20,614		$14,090
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(d)	.59%	.59%		.57%	.59%		.59%
Expenses before waivers and/or expense reimbursement	.60%	(d)	.59%	.59%		.57%	.59%		.59%
Net investment income	3.86%	(d)	3.92%	4.14%		3.90%	4.09%		4.45%
Portfolio turnover rate	8%	(b)(e)	15% (b)	9%	(b)	16% (b)	30%	(b)	12% (b)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The portfolio turnover rate including variable rate demand notes was 8%, 15%, 12%, 25%, 47% and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	47

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655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2    0290832-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016